Debt securities in issue (Tables)	6 Months Ended
Jun. 30, 2021
Debt securities in issue
Schedule of Debt Securities

	At 30 June 2021			At 31 December 2020
	At fair value through profit or loss	At amortised cost	Total	At fair value through profit or loss	At amortised cost	Total
	£m	£m	£m	£m	£m	£m

Medium-term notes issued	6,818	40,423	47,241	6,783	42,621	49,404
Covered bonds	—	20,120	20,120	—	23,980	23,980
Certificates of deposit	—	4,225	4,225	—	7,998	7,998
Securitisation notes	38	4,093	4,131	45	4,406	4,451
Commercial paper	—	12,407	12,407	—	8,392	8,392
	6,856	81,268	88,124	6,828	87,397	94,225